Income and Excise Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Distributions Paid to Shareholders

	For the Years Ended December 31,
	2025	2024	2023
Ordinary income	$786,743	$347,088	$53,166
Capital gains	28,932	—	—
Total (1)	$815,675	$347,088	$53,166
(1)	For the years ended December 31, 2025, 2024 and 2023, the percentage of total distributions paid that constituted interest-related distributions was 88.6%, 92.4% and 100%, respectively.

Schedule of Net Decrease in Net Assets from Operations Taxable Income and Estimated Cost Basis of Investments for U.S. Federal Tax Purposes

	For the Years Ended December 31,
	2025	2024	2023
	(Estimated)(1)
Net increase in net assets resulting from operations	$781,638	$406,116	$94,039
Adjustments:
Net unrealized losses on investments and foreign currency transactions	(3,400)	(54,072)	(20,526)
Income not currently taxable (2)	(47,102)	(4,749)	(277)
Income for tax but not book	39,841	809	—
Expenses not currently deductible	13,086	10,739	3,868
Realized gain/loss differences	(2,472)	—	—
Taxable income	$781,591	$358,843	$77,104
(1)	The calculation of estimated 2025 U.S. federal taxable income is based on certain estimated amounts, including information received from third parties and, as a result, actual 2025 U.S. federal taxable income will not be finally determined until the Fund’s 2025 U.S. federal tax return is filed in 2026 (and, therefore, such estimate is subject to change).
(2)	Includes a reduction for dividend income from preferred equity that is not taxable until collected totaling $16,519, $4,134 and $277 for the years ended December 31, 2025, 2024 and 2023, respectively, net of dividend income collected of $2,776, $0 and $0, respectively, for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025 and 2024, the estimated cost basis of investments for U.S. federal tax purposes and the estimated gross unrealized appreciation and depreciation are as follows:

	As of December 31,
	2025	2024
Gross unrealized appreciation	$354,875	$194,093
Gross unrealized depreciation	(148,126)	(126,983)
Net unrealized appreciation	$206,749	$67,110

Estimated cost basis of investments	$21,301,849	$11,485,299

Schedule of Permanent Differences

The following table summarizes transactions in Common Shares during the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025		2024		2023
	Shares	Amount	Shares	Amount	Shares	Amount
Class I
Subscriptions(1)	153,352	$4,218,581	120,061	$3,288,851	45,712	$1,218,909
Share transfers between classes	108	2,968	34	945	—	—
Distributions reinvested	6,586	180,681	2,510	68,786	307	8,289
Repurchased shares, net of early repurchase deduction	(27,017)	(741,892)	(2,127)	(58,324)	(3)	(78)
Net increase	133,029	$3,660,338	120,478	$3,300,258	46,016	$1,227,120
Class S
Subscriptions(1)	19,157	$526,705	18,459	$504,882	10,959	$296,150
Share transfers between classes	(264)	(7,221)	(120)	(3,298)	—	—
Distributions reinvested	943	25,908	376	10,308	13	341
Repurchased shares, net of early repurchase deduction	(1,876)	(51,409)	(194)	(5,298)	—	—
Net increase	17,960	$493,983	18,521	$506,594	10,972	$296,491
Class D
Subscriptions(1)	18,734	$514,941	9,766	$267,907	1,798	$48,588
Share transfers between classes	156	4,253	86	2,353	—	—
Distributions reinvested	830	22,816	115	3,164	8	222
Repurchased shares, net of early repurchase deduction	(2,081)	(56,946)	—	—	—	—
Net increase	17,639	$485,064	9,967	$273,424	1,806	$48,810
Total net increase	168,628	$4,639,385	148,966	$4,080,276	58,794	$1,572,421
(1)	See Note 13 for subsequent events related to subscription activities.
The following tables summarize each month-end NAV per share for Class I shares, Class S shares and Class D shares during the years ended December 31, 2025, 2024 and 2023:

	NAV Per Share
	Class I	Class S	Class D
January 31, 2025	$27.60	$27.60	$27.60
February 28, 2025	$27.47	$27.47	$27.47
March 31, 2025	$27.36	$27.36	$27.36
April 30, 2025	$27.27	$27.27	$27.27
May 31, 2025	$27.42	$27.42	$27.42
June 30, 2025	$27.51	$27.51	$27.51
July 31, 2025	$27.55	$27.55	$27.55
August 31, 2025	$27.50	$27.50	$27.50
September 30, 2025	$27.58	$27.58	$27.58
October 31, 2025	$27.55	$27.55	$27.55
November 30, 2025	$27.47	$27.47	$27.47
December 31, 2025	$27.48	$27.48	$27.48

	NAV Per Share
	Class I	Class S	Class D
January 31, 2024	$27.17	$27.17	$27.17
February 29, 2024	$27.19	$27.19	$27.19
March 31, 2024	$27.30	$27.30	$27.30
April 30, 2024	$27.29	$27.29	$27.29
May 31, 2024	$27.39	$27.39	$27.39
June 30, 2024	$27.45	$27.45	$27.45
July 31, 2024	$27.44	$27.44	$27.44
August 31, 2024	$27.41	$27.41	$27.41
September 30, 2024	$27.45	$27.45	$27.45
October 31, 2024	$27.49	$27.49	$27.49
November 30, 2024	$27.58	$27.58	$27.58
December 31, 2024	$27.61	$27.61	$27.61

	NAV Per Share
	Class I	Class S	Class D
January 31, 2023	$25.40	$25.40	$25.40
February 28, 2023	$25.58	$25.58	$25.58
March 31, 2023	$25.71	$25.71	$25.71
April 30, 2023	$26.12	$26.12	$26.12
May 31, 2023	$26.08	$26.08	$26.08
June 30, 2023	$26.75	$26.75	$26.75
July 31, 2023	$27.01	$27.01	$27.01
August 31, 2023	$27.08	$27.08	$27.08
September 30, 2023	$27.07	$27.07	$27.07
October 31, 2023	$26.92	$26.92	$26.92
November 30, 2023	$27.03	$27.03	$27.03
December 31, 2023	$27.22	$27.22	$27.22

For the years ended December 31, 2025, 2024 and 2023, permanent differences were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Accumulated undistributed earnings	$6,919	$—	$762
Paid in capital	$(6,919)	$—	$(762)